Note Employee benefits (Funded Status of the Postretirement Health Care Benefit Plan) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Funded Status Of Postretirement Health Care Benefit Plan Table Text Block [Line Items]
Fair value of plan assets	$ 767,539	$ 697,129
Postretirement Health Care Benefit Plan
Funded Status Of Postretirement Health Care Benefit Plan Table Text Block [Line Items]
Benefit obligation at end of year	(170,720)	(162,365)	$ (165,999)
Fair value of plan assets	0	0
Funded status at end of year	$ (170,720)	$ (162,365)	$ (165,999)